Nature of Business and Basis of Presentation, Loss Per Share (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			769,883	38,003	672,048	7,258
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,241,000)	$ (2,847,000)	$ (12,776,000)	$ (6,245,000)	$ (13,382,000)	$ (15,792,000)
Deemed dividend to preferred shareholders		0		(2,851,000)	(11,590,000)	(1,900,000)
Net loss after deemed dividend		$ (2,847,000)		$ (9,096,000)	$ (24,972,000)	$ (17,692,000)
Weighted average shares outstanding (in shares)	499,000	45,000	369,000	26,000	48,000	2,000
Basic and diluted loss per share (in dollars per share)	$ (8.50)	$ (63.68)	$ (34.59)	$ (354.77)	$ (525.01)	$ (7,560.60)
Series C and D Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,800,000	$ (1,800,000)
Series E Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,000,000	$ (1,000,000)
Series F Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			19,210	0	60,480	0
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders					$ (8,700,000)
Stock Options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			141,880	2,597	2,766	272
Restricted Stock Units [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			6	24	15	33
Warrants to Purchase Common Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			608,787	35,462	608,787	3,153